Segment information - Schedule of Reportable Segments and Reconciliation to Consolidated Net Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Segment information - Schedule of Reportable Segments and Reconciliation to Consolidated Net Income (Details) [Line Items]
Gross profits	$ 6,199,289	$ 1,511,095	$ 3,386,601	$ 3,212,412	$ 3,215,622
Operating expenses	(7,075,041)	(1,976,883)	3,525,177	741,469	1,043,699
Operating loss	(875,752)	(465,788)	(138,576)	2,470,943	2,171,923
Total other income, net	7,622	16,375	19,274	13,181	4,617
Provision for income taxes	(205,963)	(29,752)	202,900	380,767	316,927
Net loss	(1,074,093)	(479,165)	$ (322,202)	$ 2,103,357	$ 1,859,613
Wastewater treatment related [Member]
Segment information - Schedule of Reportable Segments and Reconciliation to Consolidated Net Income (Details) [Line Items]
Gross profits	3,178,502	1,511,095
Operating expenses	(3,825,822)	(1,976,883)
Operating loss	(647,320)	(465,788)
Digital health and wellness related [Member]
Segment information - Schedule of Reportable Segments and Reconciliation to Consolidated Net Income (Details) [Line Items]
Gross profits	3,020,787	0
Operating expenses	(3,249,219)	0
Operating loss	$ (228,432)	$ 0